Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91746

October 15, 2013

VIA EDGAR TRANSMISSION

Ms. Deborah O’Neal-Johnson
Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos. 333-187194 and 811-22811
Bridge Builder Bond Fund (S0001511699)

Dear Ms. O’Neal-Johnson:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is pre-effective amendment No. 2 to the Registration Statement for Bridge Builder Trust.

Included within this filing are the Seed Audit Financials in the Statement of Additional Information (“SAI”), all required Exhibits, including all Advisory and Sub-Advisory Agreements, the Auditor’s Consent, Legal Opinion, and certain other material Trust documents and agreements, as laid out in Part C, as well as certain non-material changes to the Prospectus and SAI.

If you have any questions or require further information, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of Bridge Builder Trust

cc:  Sean Graber, Morgan Lewis & Bockius LLP